Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.  Certain of the information set forth in this report, including credit bureau scores and current ratings has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information.  Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.  The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html

In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information

Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB2	€ 1,250,000,000	1.5070000 C$/€	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	N/A	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	N/A	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	1.0051000 C$/US$	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	N/A	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	0.9762000 C$/US$	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	0.9934000 C$/US$	$1,490,100,000	12/4/2015	0.625%	Fixed
CB10	US$1,750,000,000	1.0368000 C$/US$	$1,814,400,000	7/22/2016	1.125%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	8/4/2020	1.625%	Fixed
CB12	AU$1,250,000,000	0.9334000 C$/AU$	$1,166,750,000	8/9/2016	3 month BBSW +0.53%	Floating
CB13	US$2,000,000,000	1.0300000 C$/US$	$2,060,000,000	10/1/2018	2.000%	Fixed
CB14	€ 1,500,000,000	1.4175000 C$/€	$2,126,250,000	10/29/2018	1.250%	Fixed
Total			$20,476,885,000

OSFI Covered Bond Limit			$34,031,049,760

Weighted average maturity of Outstanding Covered Bonds (months)				42.77
Weighted average remaining term of Loans in Cover Pool (months)				27.26

Series Ratings		Moody's	DBRS	Fitch
CB2		Aaa	AAA	AAA
CB3		Aaa	AAA	AAA
CB4		Aaa	AAA	AAA
CB5		Aaa	AAA	AAA
CB6		Aaa	AAA	AAA
CB7		Aaa	AAA	AAA
CB8		Aaa	AAA	AAA
CB9		Aaa	AAA	AAA
CB10		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB12		Aaa	AAA	AAA
CB13		Aaa	AAA	AAA
CB14		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.

Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	Deloitte LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon

(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Supplementary Information (continued)

Royal Bank of Canada's Ratings(1) (2)
	Moody's	DBRS	Fitch
Senior Debt	Aa3	AA	AA
Subordinated Debt	A3	AA (low)	AA-
Short-Term	P-1	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(2)
	Moody's	DBRS	Fitch
Senior Debt	P-1	R-1 (high) / AA	F-1+ / AA-

Description of Ratings Triggers(2) (3)

A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers transfer credit support and replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1	R-1(mid) & AA(low)	F1 / A
Standby Account Bank/GDA Provider (BMO)	P-1	R-1(mid) & AA(low)	F1 / A
Cash Manager (RBC)	P-2	BBB(low) (long)	F2 / BBB+
Servicer (RBC)	Baa3 (long)	BBB(low) (long)	F2
Interest Rate Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-
Covered Bond Swap Provider (RBC)	P-2 / A3	R-2(high) & BBB(high)	F3 / BBB-

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (long)	R-1(mid) & A(low)	BBB- (long)

(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1	R-1(mid) & AA(low)	F1 / A

(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1	R-1(mid) & AA(low)	F1 / A

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating

a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1	R-1(mid) & AA(low)	F1 / A

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Repayment of the Demand Loan	N/A	N/A	F2 / BBB+

(b) Establishment of the Reserve Fund	P-1	R-1(mid) & A(low)	F1 / A

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (long)	BBB(high) (long)	BBB+ (long)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch

(a) Interest Rate Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A
(b) Covered Bond Swap Provider	P-1 / A2	R-1(mid) & A(high)	F1 / A

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		Nil
Guarantor LP Event of Default		Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under the RBC Covered Bond Programme.
(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term.
(3) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$20,476,885,000

A = lesser of (i) LTV Adjusted True Balance, and	$32,211,265,836	A (i)	$34,635,686,479
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$32,211,265,836
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$474,572,139
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$31,736,693,696

Valuation Calculation

Trading Value of Covered Bonds	$22,804,176,674

A = lesser of (i) Present Value of outstanding loan balance of	$34,744,247,215	A (i)	$34,744,247,215
Performing Eligible Loans(1) and (ii) 80% of Market Value(2) of		A (ii)	$60,782,910,424
properties securing Performing Eligible Loans		Weighted Average Effective Yield
B = Principal Receipts	-	For All Loans:	2.93%
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$34,744,247,215

(1) Present value of expected future cash flows of Loans using current market interest rates offered to RBC clients.
(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

Intercompany Loan Balance

Guarantee Loan	$22,238,571,219
Demand Loan	$12,347,277,052
Total	$34,585,848,271

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
March 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	31-Mar-2014		28-Feb-2014
Cash Inflows
Principal Receipts	$518,437,279		$454,755,270
Proceeds for sale of Loans	$0		$0
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$87,814,079		$88,034,969
Swap receipts	$83,536,640	(1)	$76,487,481	(2)
Cash Outflows
Swap payment	($87,814,079)	(1)	($88,034,969)	(2)
Swap Breakage Fee	$0		$0
Intercompany Loan interest	($83,369,567)	(1)	($76,334,506)	(2)
Intercompany Loan principal	($518,437,279)	(1)	($454,755,270)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$167,073		$152,975

(1) Cash settlement to occur on April 17, 2014
(2) Cash settlement occurred on March 17, 2014

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool Summary Statistics

Previous Month Ending Balance	$35,144,247,511
Current Month Ending Balance	$34,625,810,232
Number of Mortgages in Pool	230,696
Average Mortgage Size	$150,093
Number of Properties	191,808
Number of Borrowers	183,328

Weighted Average LTV - Authorized	68.51%
Weighted Average LTV - Drawn	62.34%
Weighted Average LTV - Original Authorized	72.72%
Weighted Average Mortgage Rate	3.07%
Weighted Average Seasoning (Months)	27.39
Weighted Average Original Term (Months)	54.65
Weighted Average Remaining Term (Months)	27.26

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	230,310	99.83	$34,561,865,983	99.82
30 to 59 days past due	214	0.09	$35,303,890	0.10
60 to 89 days past due	70	0.03	$11,344,362	0.03
90 or more days past due	102	0.04	$17,295,998	0.05
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	27,875	12.08	$4,773,508,715	13.79
British Columbia	42,817	18.56	$8,409,400,144	24.29
Manitoba	8,440	3.66	$908,117,643	2.62
New Brunswick	3,845	1.67	$313,387,377	0.91
Newfoundland	2,703	1.17	$294,015,265	0.85
Northwest Territories	74	0.03	$11,856,058	0.03
Nova Scotia	7,011	3.04	$669,019,238	1.93
Nunavut	3	0.00	$200,823	0.00
Ontario	92,722	40.19	$14,374,128,578	41.51
Prince Edward Island	787	0.34	$68,019,464	0.20
Quebec	37,165	16.11	$3,889,352,476	11.23
Saskatchewan	7,060	3.06	$879,822,412	2.54
Yukon	194	0.08	$34,982,038	0.10
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	177	0.08	$23,781,958	0.07
499 and below	512	0.22	$76,655,804	0.22
500 - 539	335	0.15	$53,123,302	0.15
540 - 559	359	0.16	$58,848,366	0.17
560 - 579	602	0.26	$97,757,637	0.28
580 - 599	1,063	0.46	$174,831,579	0.50
600 - 619	1,802	0.78	$304,565,991	0.88
620 - 639	3,298	1.43	$552,747,918	1.60
640 - 659	5,531	2.40	$915,343,683	2.64
660 - 679	8,114	3.52	$1,324,339,798	3.82
680 - 699	11,202	4.86	$1,810,008,334	5.23
700 - 719	13,463	5.84	$2,181,295,797	6.30
720 - 739	15,245	6.61	$2,426,877,563	7.01
740 - 759	16,007	6.94	$2,545,909,676	7.35
760 - 779	17,450	7.56	$2,783,608,531	8.04
780 - 799	19,579	8.49	$3,064,876,745	8.85
800 and above	115,957	50.26	$16,231,237,551	46.88
Total	230,696	100.00	$34,625,810,232	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	159,078	68.96	$22,907,296,795	66.16
Variable	71,618	31.04	$11,718,513,437	33.84
Total	230,696	100.00	$34,625,810,232	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	89,532	38.81	$15,921,961,492	45.98
Homeline Mortgage Segment	141,164	61.19	$18,703,848,740	54.02
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	24,451	10.60	$3,875,022,284	11.19
Owner Occupied	206,245	89.40	$30,750,787,948	88.81
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	72	0.03	$16,750,533	0.05
2.0000% - 2.4999%	34,704	15.04	$6,327,198,477	18.27
2.5000% - 2.9999%	80,583	34.93	$12,904,323,649	37.27
3.0000% - 3.4999%	47,346	20.52	$6,727,749,215	19.43
3.5000% - 3.9999%	46,860	20.31	$6,403,115,726	18.49
4.0000% - 4.4999%	16,269	7.05	$1,795,743,294	5.19
4.5000% - 4.9999%	1,742	0.76	$169,321,644	0.49
5.0000% - 5.4999%	910	0.39	$93,603,090	0.27
5.5000% - 5.9999%	1,061	0.46	$93,829,695	0.27
6.0000% - 6.4999%	1,125	0.49	$92,451,416	0.27
6.5000% - 6.9999%	19	0.01	$1,389,671	0.00
7.0000% and above	5	0.00	$333,822	0.00
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	31,992	13.87	$4,367,933,167	12.61
12.00 - 23.99	75,343	32.66	$10,838,488,916	31.30
24.00 - 35.99	60,823	26.36	$9,432,313,628	27.24
36.00 - 47.99	36,648	15.89	$5,808,301,843	16.77
48.00 - 59.99	23,395	10.14	$3,852,844,253	11.13
60.00 - 71.99	1,960	0.85	$261,993,930	0.76
72.00 - 83.99	348	0.15	$37,481,949	0.11
84.00 and above	187	0.08	$26,452,546	0.08
Total	230,696	100.00	$34,625,810,232	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	101,282	43.90	$5,193,559,963	15.00
100,000 - 149,999	41,083	17.81	$5,109,841,638	14.76
150,000 - 199,999	30,644	13.28	$5,320,242,584	15.36
200,000 - 249,999	20,368	8.83	$4,553,351,125	13.15
250,000 - 299,999	13,453	5.83	$3,672,723,179	10.61
300,000 - 349,999	8,267	3.58	$2,670,975,961	7.71
350,000 - 399,999	5,060	2.19	$1,888,476,766	5.45
400,000 - 449,999	3,151	1.37	$1,333,942,354	3.85
450,000 - 499,999	2,082	0.90	$984,207,083	2.84
500,000 - 549,999	1,366	0.59	$714,610,900	2.06
550,000 - 599,999	962	0.42	$551,708,727	1.59
600,000 - 649,999	625	0.27	$390,242,988	1.13
650,000 - 699,999	497	0.22	$334,652,974	0.97
700,000 - 749,999	337	0.15	$243,908,788	0.70
750,000 - 799,999	229	0.10	$177,206,591	0.51
800,000 - 849,999	188	0.08	$155,167,334	0.45
850,000 - 899,999	150	0.07	$131,179,041	0.38
900,000 - 949,999	167	0.07	$154,479,212	0.45
950,000 - 999,999	127	0.06	$123,668,054	0.36
1,000,000 and above	658	0.29	$921,664,970	2.66
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	26,291	11.40	$3,815,514,642	11.02
Detached	174,198	75.51	$26,235,183,141	75.77
Duplex	4,773	2.07	$696,939,315	2.01
Fourplex	1,208	0.52	$234,637,643	0.68
Other	1,008	0.44	$149,248,419	0.43
Row (Townhouse)	11,856	5.14	$1,785,553,628	5.16
Semi-detached	10,084	4.37	$1,498,622,178	4.33
Triplex	1,278	0.55	$210,111,267	0.61
Total	230,696	100.00	$34,625,810,232	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	10,341	5.39	$344,449,345	0.99
20.01 - 25.00	3,501	1.83	$238,926,139	0.69
25.01 - 30.00	3,935	2.05	$330,045,028	0.95
30.01 - 35.00	4,438	2.31	$440,900,220	1.27
35.01 - 40.00	5,431	2.83	$654,882,682	1.89
40.01 - 45.00	5,994	3.13	$783,680,106	2.26
45.01 - 50.00	8,046	4.19	$1,204,081,186	3.48
50.01 - 55.00	8,387	4.37	$1,387,102,907	4.01
55.01 - 60.00	10,723	5.59	$1,956,919,922	5.65
60.01 - 65.00	14,978	7.81	$3,181,936,448	9.19
65.01 - 70.00	14,401	7.51	$3,204,865,921	9.26
70.01 - 75.00	31,293	16.31	$5,879,305,151	16.98
75.01 - 80.00	70,242	36.62	$14,997,564,773	43.31
> 80.00 or Not Available*	98	0.05	$21,150,405	0.06
Total	191,808	100.00	$34,625,810,232	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,565	8.11	$617,737,591	1.78
20.01 - 25.00	5,978	3.12	$457,480,568	1.32
25.01 - 30.00	6,859	3.58	$640,200,496	1.85
30.01 - 35.00	7,669	4.00	$838,512,192	2.42
35.01 - 40.00	8,761	4.57	$1,145,192,540	3.31
40.01 - 45.00	9,845	5.13	$1,390,682,469	4.02
45.01 - 50.00	11,702	6.10	$1,874,834,213	5.41
50.01 - 55.00	12,925	6.74	$2,235,465,993	6.46
55.01 - 60.00	15,096	7.87	$2,893,597,673	8.36
60.01 - 65.00	17,201	8.97	$3,757,450,803	10.85
65.01 - 70.00	18,822	9.81	$4,258,764,827	12.30
70.01 - 75.00	27,768	14.48	$6,407,665,611	18.51
75.01 - 80.00	33,458	17.44	$8,071,808,705	23.31
> 80.00 or Not Available*	159	0.08	$36,416,553	0.11
Total	191,808	100.00	$34,625,810,232	100.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$69,628,195	$0	$0	$7,527	$69,635,722
	20.01 - 25.00	$50,179,629	$0	$0	$0	$50,179,629
	25.01 - 30.00	$81,236,512	$0	$0	$0	$81,236,512
	30.01 - 35.00	$109,169,455	$0	$0	$0	$109,169,455
	35.01 - 40.00	$152,833,256	$0	$0	$0	$152,833,256
	40.01 - 45.00	$175,798,777	$41,547	$0	$173,815	$176,014,140
	45.01 - 50.00	$248,025,833	$85,409	$252,559	$0	$248,363,801
	50.01 - 55.00	$311,454,449	$518,640	$0	$206,683	$312,179,772
	55.01 - 60.00	$380,010,776	$425,080	$0	$0	$380,435,856
	60.01 - 65.00	$480,726,852	$753,730	$39,343	$0	$481,519,926
	65.01 - 70.00	$593,328,347	$318,356	$0	$747,053	$594,393,756
	70.01 - 75.00	$944,322,915	$1,591,685	$312,321	$355,904	$946,582,824
	75.01 - 80.00	$1,163,881,287	$1,117,884	$247,787	$980,162	$1,166,227,119
	> 80.00 or Not Available*	$3,900,803	$84,673	$0	$751,472	$4,736,948
Total Alberta		$4,764,497,086	$4,937,005	$852,010	$3,222,615	$4,773,508,715

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$167,323,095	$65,435	$0	$2,016	$167,390,546
	20.01 - 25.00	$129,576,016	$0	$0	$46,596	$129,622,612
	25.01 - 30.00	$176,373,389	$2,105,323	$432,879	$0	$178,911,591
	30.01 - 35.00	$222,835,800	$0	$171,579	$71,813	$223,079,192
	35.01 - 40.00	$316,848,976	$117,053	$0	$0	$316,966,029
	40.01 - 45.00	$383,432,547	$0	$45,831	$182,626	$383,661,003
	45.01 - 50.00	$511,243,029	$78,785	$49,930	$117,851	$511,489,594
	50.01 - 55.00	$598,513,574	$261,596	$0	$327,369	$599,102,540
	55.01 - 60.00	$773,799,497	$675,751	$708,597	$574,627	$775,758,473
	60.01 - 65.00	$1,010,416,396	$2,130,394	$287,180	$741,273	$1,013,575,243
	65.01 - 70.00	$1,009,011,206	$1,711,679	$409,383	$941,801	$1,012,074,069
	70.01 - 75.00	$1,467,901,095	$512,939	$547,610	$1,599,746	$1,470,561,390
	75.01 - 80.00	$1,617,066,290	$2,846,096	$635,796	$962,026	$1,621,510,208
	> 80.00 or Not Available*	$4,977,180	$241,388	$479,086	$0	$5,697,654
Total British Columbia		$8,389,318,090	$10,746,439	$3,767,872	$5,567,744	$8,409,400,144

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$12,580,676	$71,180	$0	$0	$12,651,857
	20.01 - 25.00	$9,212,584	$0	$0	$0	$9,212,584
	25.01 - 30.00	$12,337,094	$0	$0	$0	$12,337,094
	30.01 - 35.00	$15,390,499	$0	$0	$0	$15,390,499
	35.01 - 40.00	$25,441,992	$138,314	$0	$0	$25,580,306
	40.01 - 45.00	$27,332,858	$0	$0	$0	$27,332,858
	45.01 - 50.00	$38,118,130	$0	$0	$98,939	$38,217,069
	50.01 - 55.00	$44,034,003	$48,824	$0	$0	$44,082,827
	55.01 - 60.00	$65,867,377	$59,478	$0	$0	$65,926,855
	60.01 - 65.00	$81,261,997	$21,148	$412,013	$0	$81,695,158
	65.01 - 70.00	$108,588,722	$153,771	$0	$0	$108,742,493
	70.01 - 75.00	$172,358,052	$0	$0	$0	$172,358,052
	75.01 - 80.00	$292,417,792	$713,825	$0	$163,833	$293,295,450
	> 80.00 or Not Available*	$1,294,541	$0	$0	$0	$1,294,541
Total Manitoba		$906,236,318	$1,206,540	$412,013	$262,772	$908,117,643

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$4,103,079	$0	$0	$0	$4,103,079
	20.01 - 25.00	$3,079,020	$0	$0	$0	$3,079,020
	25.01 - 30.00	$4,337,708	$32,281	$0	$0	$4,369,990
	30.01 - 35.00	$6,341,162	$0	$0	$0	$6,341,162
	35.01 - 40.00	$8,236,436	$0	$0	$0	$8,236,436
	40.01 - 45.00	$10,353,725	$0	$65,783	$0	$10,419,508
	45.01 - 50.00	$13,568,740	$65,624	$0	$0	$13,634,364
	50.01 - 55.00	$13,252,132	$0	$0	$0	$13,252,132
	55.01 - 60.00	$21,500,690	$0	$0	$49,786	$21,550,477
	60.01 - 65.00	$26,143,235	$65,722	$87,511	$0	$26,296,469
	65.01 - 70.00	$36,859,566	$141,100	$0	$0	$37,000,666
	70.01 - 75.00	$69,427,554	$43,623	$0	$472,042	$69,943,219
	75.01 - 80.00	$94,733,900	$58,019	$0	$368,937	$95,160,856
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total New Brunswick		$311,936,948	$406,369	$153,295	$890,765	$313,387,377

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	$5,654,853	$0	$0	$0	$5,654,853
	20.01 - 25.00	$3,698,935	$0	$0	$0	$3,698,935
	25.01 - 30.00	$4,304,081	$0	$0	$0	$4,304,081
	30.01 - 35.00	$6,776,227	$0	$0	$0	$6,776,227
	35.01 - 40.00	$6,419,953	$0	$0	$0	$6,419,953
	40.01 - 45.00	$8,499,442	$86,488	$0	$0	$8,585,930
	45.01 - 50.00	$12,441,878	$0	$0	$0	$12,441,878
	50.01 - 55.00	$19,496,211	$0	$0	$0	$19,496,211
	55.01 - 60.00	$18,288,488	$167,160	$0	$0	$18,455,648
	60.01 - 65.00	$26,837,911	$173,705	$0	$0	$27,011,616
	65.01 - 70.00	$34,695,966	$47,435	$0	$0	$34,743,401
	70.01 - 75.00	$61,888,160	$262,303	$0	$46,802	$62,197,264
	75.01 - 80.00	$83,747,764	$0	$0	$0	$83,747,764
	> 80.00 or Not Available*	$481,503	$0	$0	$0	$481,503
Total Newfoundland		$293,231,372	$737,091	$0	$46,802	$294,015,265

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$96,377	$0	$0	$0	$96,377
Territories	20.01 - 25.00	$26,940	$0	$0	$0	$26,940
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$73,929	$0	$0	$0	$73,929
	35.01 - 40.00	$46,557	$0	$0	$0	$46,557
	40.01 - 45.00	$937,032	$0	$0	$0	$937,032
	45.01 - 50.00	$1,087,833	$0	$0	$0	$1,087,833
	50.01 - 55.00	$1,948,143	$0	$0	$0	$1,948,143
	55.01 - 60.00	$565,170	$0	$0	$0	$565,170
	60.01 - 65.00	$1,336,180	$0	$0	$0	$1,336,180
	65.01 - 70.00	$867,447	$0	$0	$0	$867,447
	70.01 - 75.00	$3,044,351	$0	$0	$0	$3,044,351
	75.01 - 80.00	$1,826,099	$0	$0	$0	$1,826,099
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Northwest Territories		$11,856,058	$0	$0	$0	$11,856,058

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$11,286,769	$0	$0	$0	$11,286,769
	20.01 - 25.00	$8,537,409	$0	$0	$13,881	$8,551,290
	25.01 - 30.00	$10,728,880	$0	$0	$25,505	$10,754,385
	30.01 - 35.00	$14,673,032	$0	$0	$0	$14,673,032
	35.01 - 40.00	$21,864,922	$22,433	$0	$0	$21,887,355
	40.01 - 45.00	$23,995,321	$0	$186,614	$32,253	$24,214,187
	45.01 - 50.00	$32,013,005	$0	$0	$0	$32,013,005
	50.01 - 55.00	$37,786,657	$0	$0	$93,958	$37,880,614
	55.01 - 60.00	$47,422,462	$0	$0	$119,363	$47,541,825
	60.01 - 65.00	$67,084,608	$0	$0	$0	$67,084,608
	65.01 - 70.00	$82,511,459	$303,518	$0	$31,767	$82,846,743
	70.01 - 75.00	$132,580,933	$0	$0	$0	$132,580,933
	75.01 - 80.00	$175,794,324	$98,277	$250,832	$305,790	$176,449,224
	> 80.00 or Not Available*	$1,255,268	$0	$0	$0	$1,255,268
Total Nova Scotia		$667,535,050	$424,227	$437,446	$622,516	$669,019,238

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$106,968	$0	$0	$0	$106,968
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$93,855	$0	$0	$0	$93,855
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Nunavut		$200,823	$0	$0	$0	$200,823

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$248,641,126	$226,085	$126,190	$0	$248,993,401
	20.01 - 25.00	$189,013,037	$571,277	$0	$0	$189,584,314
	25.01 - 30.00	$264,173,128	$233,279	$0	$0	$264,406,408
	30.01 - 35.00	$344,249,481	$524,675	$0	$0	$344,774,155
	35.01 - 40.00	$449,700,656	$0	$173,769	$0	$449,874,425
	40.01 - 45.00	$567,017,883	$380,820	$0	$255,185	$567,653,888
	45.01 - 50.00	$772,951,135	$308,338	$97,379	$0	$773,356,853
	50.01 - 55.00	$902,901,698	$872,827	$509,631	$0	$904,284,157
	55.01 - 60.00	$1,183,717,267	$384,721	$1,051,628	$131,958	$1,185,285,573
	60.01 - 65.00	$1,558,134,455	$593,411	$163,659	$1,043,241	$1,559,934,766
	65.01 - 70.00	$1,821,451,376	$1,975,039	$343,008	$305,911	$1,824,075,334
	70.01 - 75.00	$2,669,405,226	$3,429,373	$977,815	$195,084	$2,674,007,498
	75.01 - 80.00	$3,366,960,905	$3,227,162	$985,268	$676,838	$3,371,850,173
	> 80.00 or Not Available*	$15,943,016	$104,618	$0	$0	$16,047,634
Total Ontario		$14,354,260,389	$12,831,625	$4,428,347	$2,608,217	$14,374,128,578

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$962,012	$0	$0	$0	$962,012
Island	20.01 - 25.00	$718,607	$0	$0	$0	$718,607
	25.01 - 30.00	$947,621	$0	$0	$0	$947,621
	30.01 - 35.00	$1,454,749	$0	$0	$0	$1,454,749
	35.01 - 40.00	$1,919,463	$0	$0	$0	$1,919,463
	40.01 - 45.00	$1,916,322	$0	$0	$0	$1,916,322
	45.01 - 50.00	$3,745,750	$0	$0	$0	$3,745,750
	50.01 - 55.00	$4,627,178	$0	$0	$0	$4,627,178
	55.01 - 60.00	$4,943,964	$0	$0	$0	$4,943,964
	60.01 - 65.00	$6,109,693	$0	$0	$0	$6,109,693
	65.01 - 70.00	$8,007,527	$0	$0	$0	$8,007,527
	70.01 - 75.00	$12,590,175	$0	$0	$0	$12,590,175
	75.01 - 80.00	$19,870,269	$0	$206,134	$0	$20,076,404
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Prince Edward Island		$67,813,330	$0	$206,134	$0	$68,019,464

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$87,351,314	$0	$0	$24,836	$87,376,150
	20.01 - 25.00	$56,452,799	$0	$0	$0	$56,452,799
	25.01 - 30.00	$74,266,911	$0	$0	$0	$74,266,911
	30.01 - 35.00	$101,652,512	$0	$18,061	$0	$101,670,573
	35.01 - 40.00	$138,099,263	$124,755	$121,282	$0	$138,345,299
	40.01 - 45.00	$163,272,737	$0	$109,399	$0	$163,382,136
	45.01 - 50.00	$208,226,937	$68,165	$0	$0	$208,295,102
	50.01 - 55.00	$253,574,649	$316,820	$0	$565,267	$254,456,736
	55.01 - 60.00	$329,988,989	$399,501	$73,724	$0	$330,462,214
	60.01 - 65.00	$412,002,287	$437,557	$33,701	$219,232	$412,692,777
	65.01 - 70.00	$443,137,679	$126,378	$0	$548,032	$443,812,088
	70.01 - 75.00	$670,531,567	$236,472	$200,200	$886,468	$671,854,708
	75.01 - 80.00	$938,457,539	$1,388,031	$114,491	$807,276	$940,767,336
	> 80.00 or Not Available*	$4,923,089	$215,872	$0	$378,684	$5,517,645
Total Quebec		$3,881,938,273	$3,313,552	$670,857	$3,429,793	$3,889,352,476

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$9,304,943	$2	$0	$0	$9,304,945
	20.01 - 25.00	$6,063,826	$0	$0	$0	$6,063,826
	25.01 - 30.00	$8,605,913	$0	$6,268	$0	$8,612,181
	30.01 - 35.00	$13,870,017	$20,074	$0	$0	$13,890,092
	35.01 - 40.00	$21,993,842	$0	$0	$0	$21,993,842
	40.01 - 45.00	$25,410,299	$0	$0	$0	$25,410,299
	45.01 - 50.00	$31,224,909	$0	$0	$0	$31,224,909
	50.01 - 55.00	$42,027,343	$57,750	$50,045	$0	$42,135,138
	55.01 - 60.00	$60,420,980	$180,400	$0	$0	$60,601,380
	60.01 - 65.00	$77,344,064	$0	$0	$0	$77,344,064
	65.01 - 70.00	$107,862,811	$269,438	$0	$0	$108,132,249
	70.01 - 75.00	$183,491,925	$173,378	$0	$367,541	$184,032,844
	75.01 - 80.00	$289,053,978	$0	$360,076	$277,231	$289,691,285
	> 80.00 or Not Available*	$1,385,359	$0	$0	$0	$1,385,359
Total Saskatchewan		$878,060,208	$701,042	$416,389	$644,773	$879,822,412

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$281,879	$0	$0	$0	$281,879
	20.01 - 25.00	$183,042	$0	$0	$0	$183,042
	25.01 - 30.00	$53,724	$0	$0	$0	$53,724
	30.01 - 35.00	$1,219,127	$0	$0	$0	$1,219,127
	35.01 - 40.00	$1,089,619	$0	$0	$0	$1,089,619
	40.01 - 45.00	$1,061,311	$0	$0	$0	$1,061,311
	45.01 - 50.00	$964,055	$0	$0	$0	$964,055
	50.01 - 55.00	$2,020,546	$0	$0	$0	$2,020,546
	55.01 - 60.00	$2,070,238	$0	$0	$0	$2,070,238
	60.01 - 65.00	$2,850,306	$0	$0	$0	$2,850,306
	65.01 - 70.00	$4,069,053	$0	$0	$0	$4,069,053
	70.01 - 75.00	$7,912,352	$0	$0	$0	$7,912,352
	75.01 - 80.00	$11,206,787	$0	$0	$0	$11,206,787
	> 80.00 or Not Available*	$0	$0	$0	$0	$0
Total Yukon		$34,982,038	$0	$0	$0	$34,982,038

Grand Total		$34,561,865,983	$35,303,890	$11,344,362	$17,295,998	$34,625,810,232

Provincial Distribution by LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.20	0.00	0.00	0.00	0.20
	20.01 - 25.00	0.14	0.00	0.00	0.00	0.14
	25.01 - 30.00	0.23	0.00	0.00	0.00	0.23
	30.01 - 35.00	0.32	0.00	0.00	0.00	0.32
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.51	0.00	0.00	0.00	0.51
	45.01 - 50.00	0.72	0.00	0.00	0.00	0.72
	50.01 - 55.00	0.90	0.00	0.00	0.00	0.90
	55.01 - 60.00	1.10	0.00	0.00	0.00	1.10
	60.01 - 65.00	1.39	0.00	0.00	0.00	1.39
	65.01 - 70.00	1.71	0.00	0.00	0.00	1.72
	70.01 - 75.00	2.73	0.00	0.00	0.00	2.73
	75.01 - 80.00	3.36	0.00	0.00	0.00	3.37
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.01
Total Alberta		13.76	0.01	0.00	0.01	13.79

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	0.48	0.00	0.00	0.00	0.48
	20.01 - 25.00	0.37	0.00	0.00	0.00	0.37
	25.01 - 30.00	0.51	0.01	0.00	0.00	0.52
	30.01 - 35.00	0.64	0.00	0.00	0.00	0.64
	35.01 - 40.00	0.92	0.00	0.00	0.00	0.92
	40.01 - 45.00	1.11	0.00	0.00	0.00	1.11
	45.01 - 50.00	1.48	0.00	0.00	0.00	1.48
	50.01 - 55.00	1.73	0.00	0.00	0.00	1.73
	55.01 - 60.00	2.23	0.00	0.00	0.00	2.24
	60.01 - 65.00	2.92	0.01	0.00	0.00	2.93
	65.01 - 70.00	2.91	0.00	0.00	0.00	2.92
	70.01 - 75.00	4.24	0.00	0.00	0.00	4.25
	75.01 - 80.00	4.67	0.01	0.00	0.00	4.68
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.02
Total British Columbia		24.23	0.03	0.01	0.02	24.29

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.11	0.00	0.00	0.00	0.11
	50.01 - 55.00	0.13	0.00	0.00	0.00	0.13
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.23	0.00	0.00	0.00	0.24
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.50	0.00	0.00	0.00	0.50
	75.01 - 80.00	0.84	0.00	0.00	0.00	0.85
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.62	0.00	0.00	0.00	2.62

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.03	0.00	0.00	0.00	0.03
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.04	0.00	0.00	0.00	0.04
	55.01 - 60.00	0.06	0.00	0.00	0.00	0.06
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.11	0.00	0.00	0.00	0.11
	70.01 - 75.00	0.20	0.00	0.00	0.00	0.20
	75.01 - 80.00	0.27	0.00	0.00	0.00	0.27
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.90	0.00	0.00	0.00	0.91

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.02	0.00	0.00	0.00	0.02
	35.01 - 40.00	0.02	0.00	0.00	0.00	0.02
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.04	0.00	0.00	0.00	0.04
	50.01 - 55.00	0.06	0.00	0.00	0.00	0.06
	55.01 - 60.00	0.05	0.00	0.00	0.00	0.05
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.24	0.00	0.00	0.00	0.24
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Newfoundland		0.85	0.00	0.00	0.00	0.85

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.01	0.00	0.00	0.00	0.01
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.03	0.00	0.00	0.00	0.03

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.14	0.00	0.00	0.00	0.14
	60.01 - 65.00	0.19	0.00	0.00	0.00	0.19
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.38	0.00	0.00	0.00	0.38
	75.01 - 80.00	0.51	0.00	0.00	0.00	0.51
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.93	0.00	0.00	0.00	1.93

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	0.72	0.00	0.00	0.00	0.72
	20.01 - 25.00	0.55	0.00	0.00	0.00	0.55
	25.01 - 30.00	0.76	0.00	0.00	0.00	0.76
	30.01 - 35.00	0.99	0.00	0.00	0.00	1.00
	35.01 - 40.00	1.30	0.00	0.00	0.00	1.30
	40.01 - 45.00	1.64	0.00	0.00	0.00	1.64
	45.01 - 50.00	2.23	0.00	0.00	0.00	2.23
	50.01 - 55.00	2.61	0.00	0.00	0.00	2.61
	55.01 - 60.00	3.42	0.00	0.00	0.00	3.42
	60.01 - 65.00	4.50	0.00	0.00	0.00	4.51
	65.01 - 70.00	5.26	0.01	0.00	0.00	5.27
	70.01 - 75.00	7.71	0.01	0.00	0.00	7.72
	75.01 - 80.00	9.72	0.01	0.00	0.00	9.74
	> 80.00 or Not Available*	0.05	0.00	0.00	0.00	0.05
Total Ontario		41.46	0.04	0.01	0.01	41.51

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.00	0.00	0.00	0.00	0.00
Island	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.04	0.00	0.00	0.00	0.04
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.20	0.00	0.00	0.00	0.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.25	0.00	0.00	0.00	0.25
	20.01 - 25.00	0.16	0.00	0.00	0.00	0.16
	25.01 - 30.00	0.21	0.00	0.00	0.00	0.21
	30.01 - 35.00	0.29	0.00	0.00	0.00	0.29
	35.01 - 40.00	0.40	0.00	0.00	0.00	0.40
	40.01 - 45.00	0.47	0.00	0.00	0.00	0.47
	45.01 - 50.00	0.60	0.00	0.00	0.00	0.60
	50.01 - 55.00	0.73	0.00	0.00	0.00	0.73
	55.01 - 60.00	0.95	0.00	0.00	0.00	0.95
	60.01 - 65.00	1.19	0.00	0.00	0.00	1.19
	65.01 - 70.00	1.28	0.00	0.00	0.00	1.28
	70.01 - 75.00	1.94	0.00	0.00	0.00	1.94
	75.01 - 80.00	2.71	0.00	0.00	0.00	2.72
	> 80.00 or Not Available*	0.01	0.00	0.00	0.00	0.02
Total Quebec		11.21	0.01	0.00	0.01	11.23

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Provincial Distribution by LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.02	0.00	0.00	0.00	0.02
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.07	0.00	0.00	0.00	0.07
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.17	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.22	0.00	0.00	0.00	0.22
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.53	0.00	0.00	0.00	0.53
	75.01 - 80.00	0.83	0.00	0.00	0.00	0.84
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.54	0.00	0.00	0.00	2.54

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.01	0.00	0.00	0.00	0.01
	55.01 - 60.00	0.01	0.00	0.00	0.00	0.01
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.01	0.00	0.00	0.00	0.01
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00 or Not Available*	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.10	0.00	0.00	0.00	0.10

Grand Total		99.82	0.10	0.03	0.05	100.00

Cover Pool LTV - Drawn by Credit Bureau Score

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below	Score Unavailable	$1,517,071	0.00
	499 and below	$2,784,189	0.01
	500 - 539	$415,437	0.00
	540 - 559	$253,473	0.00
	560 - 579	$368,489	0.00
	580 - 599	$1,297,305	0.00
	600 - 619	$1,493,537	0.00
	620 - 639	$1,815,063	0.01
	640 - 659	$4,162,079	0.01
	660 - 679	$7,727,357	0.02
	680 - 699	$10,685,867	0.03
	700 - 719	$16,524,209	0.05
	720 - 739	$22,465,217	0.06
	740 - 759	$23,023,654	0.07
	760 - 779	$32,677,895	0.09
	780 - 799	$44,803,841	0.13
	800 and above	$445,722,908	1.29
Total		$617,737,591	1.78

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$456,286	0.00
	499 and below	$1,611,455	0.00
	500 - 539	$160,984	0.00
	540 - 559	$138,088	0.00
	560 - 579	$152,629	0.00
	580 - 599	$723,799	0.00
	600 - 619	$1,561,495	0.00
	620 - 639	$2,462,223	0.01
	640 - 659	$3,102,897	0.01
	660 - 679	$5,465,564	0.02
	680 - 699	$10,354,868	0.03
	700 - 719	$16,699,061	0.05
	720 - 739	$17,246,574	0.05
	740 - 759	$21,144,536	0.06
	760 - 779	$27,380,791	0.08
	780 - 799	$34,986,328	0.10
	800 and above	$313,832,990	0.91
Total		$457,480,568	1.32

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$1,183,983	0.00
	499 and below	$1,215,154	0.00
	500 - 539	$117,581	0.00
	540 - 559	$308,099	0.00
	560 - 579	$541,857	0.00
	580 - 599	$1,043,557	0.00
	600 - 619	$1,740,420	0.01
	620 - 639	$3,265,016	0.01
	640 - 659	$5,864,072	0.02
	660 - 679	$8,765,009	0.03
	680 - 699	$14,907,405	0.04
	700 - 719	$17,162,392	0.05
	720 - 739	$28,707,991	0.08
	740 - 759	$30,443,063	0.09
	760 - 779	$40,935,720	0.12
	780 - 799	$47,750,767	0.14
	800 and above	$436,248,408	1.26
Total		$640,200,496	1.85

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$1,034,357	0.00
	499 and below	$2,251,438	0.01
	500 - 539	$459,391	0.00
	540 - 559	$489,977	0.00
	560 - 579	$343,436	0.00
	580 - 599	$735,890	0.00
	600 - 619	$2,253,479	0.01
	620 - 639	$5,953,199	0.02
	640 - 659	$6,294,627	0.02
	660 - 679	$14,163,685	0.04
	680 - 699	$17,965,802	0.05
	700 - 719	$29,954,634	0.09
	720 - 739	$38,612,098	0.11
	740 - 759	$43,163,701	0.12
	760 - 779	$50,393,497	0.15
	780 - 799	$65,142,951	0.19
	800 and above	$559,300,030	1.62
Total		$838,512,192	2.42

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$2,215,936	0.01
	499 and below	$3,152,452	0.01
	500 - 539	$373,936	0.00
	540 - 559	$546,421	0.00
	560 - 579	$804,149	0.00
	580 - 599	$2,408,606	0.01
	600 - 619	$4,411,015	0.01
	620 - 639	$6,753,753	0.02
	640 - 659	$11,803,361	0.03
	660 - 679	$22,946,738	0.07
	680 - 699	$28,335,856	0.08
	700 - 719	$47,280,648	0.14
	720 - 739	$53,249,349	0.15
	740 - 759	$59,358,762	0.17
	760 - 779	$71,566,672	0.21
	780 - 799	$89,784,120	0.26
	800 and above	$740,200,765	2.14
Total		$1,145,192,540	3.31

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$1,521,539	0.00
	499 and below	$4,488,638	0.01
	500 - 539	$1,055,247	0.00
	540 - 559	$2,012,440	0.01
	560 - 579	$2,279,176	0.01
	580 - 599	$1,252,181	0.00
	600 - 619	$4,374,965	0.01
	620 - 639	$9,575,851	0.03
	640 - 659	$19,743,057	0.06
	660 - 679	$27,282,309	0.08
	680 - 699	$45,864,043	0.13
	700 - 719	$57,958,625	0.17
	720 - 739	$62,858,930	0.18
	740 - 759	$68,602,246	0.20
	760 - 779	$86,927,989	0.25
	780 - 799	$112,256,548	0.32
	800 and above	$882,628,684	2.55
Total		$1,390,682,469	4.02

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$3,479,752	0.01
	499 and below	$5,146,327	0.01
	500 - 539	$2,962,709	0.01
	540 - 559	$1,864,454	0.01
	560 - 579	$5,252,174	0.02
	580 - 599	$6,582,897	0.02
	600 - 619	$10,156,893	0.03
	620 - 639	$14,671,194	0.04
	640 - 659	$28,631,547	0.08
	660 - 679	$44,013,286	0.13
	680 - 699	$60,004,332	0.17
	700 - 719	$78,685,516	0.23
	720 - 739	$95,378,269	0.28
	740 - 759	$111,117,630	0.32
	760 - 779	$126,306,027	0.36
	780 - 799	$162,319,514	0.47
	800 and above	$1,118,261,694	3.23
Total		$1,874,834,213	5.41

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$1,875,591	0.01
	499 and below	$4,481,972	0.01
	500 - 539	$2,302,249	0.01
	540 - 559	$4,123,591	0.01
	560 - 579	$4,552,590	0.01
	580 - 599	$8,985,260	0.03
	600 - 619	$13,866,204	0.04
	620 - 639	$21,412,010	0.06
	640 - 659	$30,654,028	0.09
	660 - 679	$53,421,165	0.15
	680 - 699	$71,959,848	0.21
	700 - 719	$110,192,431	0.32
	720 - 739	$125,164,055	0.36
	740 - 759	$133,101,500	0.38
	760 - 779	$160,436,586	0.46
	780 - 799	$196,000,797	0.57
	800 and above	$1,292,936,115	3.73
Total		$2,235,465,993	6.46

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,339,874	0.01
	499 and below	$6,123,459	0.02
	500 - 539	$4,934,970	0.01
	540 - 559	$1,793,010	0.01
	560 - 579	$8,206,525	0.02
	580 - 599	$10,670,210	0.03
	600 - 619	$17,479,858	0.05
	620 - 639	$33,185,803	0.10
	640 - 659	$63,606,563	0.18
	660 - 679	$73,061,214	0.21
	680 - 699	$121,025,199	0.35
	700 - 719	$134,713,654	0.39
	720 - 739	$184,601,285	0.53
	740 - 759	$191,384,803	0.55
	760 - 779	$229,076,464	0.66
	780 - 799	$257,887,256	0.74
	800 and above	$1,553,507,528	4.49
Total		$2,893,597,673	8.36

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$2,674,939	0.01
	499 and below	$11,453,426	0.03
	500 - 539	$4,860,296	0.01
	540 - 559	$5,717,655	0.02
	560 - 579	$6,048,601	0.02
	580 - 599	$21,172,732	0.06
	600 - 619	$27,947,630	0.08
	620 - 639	$58,922,610	0.17
	640 - 659	$84,603,481	0.24
	660 - 679	$121,087,725	0.35
	680 - 699	$188,064,400	0.54
	700 - 719	$216,049,608	0.62
	720 - 739	$252,095,987	0.73
	740 - 759	$255,261,897	0.74
	760 - 779	$308,871,318	0.89
	780 - 799	$364,360,248	1.05
	800 and above	$1,828,258,249	5.28
Total		$3,757,450,803	10.85

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$1,047,230	0.00
	499 and below	$6,896,233	0.02
	500 - 539	$4,915,017	0.01
	540 - 559	$6,625,415	0.02
	560 - 579	$12,410,712	0.04
	580 - 599	$19,160,687	0.06
	600 - 619	$30,093,643	0.09
	620 - 639	$59,592,781	0.17
	640 - 659	$95,922,429	0.28
	660 - 679	$154,441,142	0.45
	680 - 699	$210,168,854	0.61
	700 - 719	$244,606,889	0.71
	720 - 739	$287,610,427	0.83
	740 - 759	$322,002,148	0.93
	760 - 779	$357,684,986	1.03
	780 - 799	$392,136,732	1.13
	800 and above	$2,053,449,502	5.93
Total		$4,258,764,827	12.30

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$2,031,903	0.01
	499 and below	$14,261,335	0.04
	500 - 539	$11,768,821	0.03
	540 - 559	$11,925,384	0.03
	560 - 579	$19,137,924	0.06
	580 - 599	$33,696,429	0.10
	600 - 619	$68,661,565	0.20
	620 - 639	$115,465,492	0.33
	640 - 659	$177,757,095	0.51
	660 - 679	$269,915,623	0.78
	680 - 699	$369,763,512	1.07
	700 - 719	$429,666,598	1.24
	720 - 739	$470,531,116	1.36
	740 - 759	$522,471,078	1.51
	760 - 779	$555,189,511	1.60
	780 - 799	$578,537,068	1.67
	800 and above	$2,756,885,156	7.96
Total		$6,407,665,611	18.51

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$2,403,497	0.01
	499 and below	$12,789,726	0.04
	500 - 539	$17,655,216	0.05
	540 - 559	$21,707,211	0.06
	560 - 579	$36,942,895	0.11
	580 - 599	$66,682,033	0.19
	600 - 619	$119,913,431	0.35
	620 - 639	$218,274,117	0.63
	640 - 659	$379,576,143	1.10
	660 - 679	$517,490,744	1.49
	680 - 699	$656,887,146	1.90
	700 - 719	$778,146,050	2.25
	720 - 739	$785,635,195	2.27
	740 - 759	$761,314,520	2.20
	760 - 779	$733,947,018	2.12
	780 - 799	$717,686,866	2.07
	800 and above	$2,244,756,898	6.48
Total		$8,071,808,705	23.31

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	3/31/2014

Cover Pool LTV - Drawn by Credit Bureau Score (continued)

Current LTV (%)	Credit Bureau Score	Principal Balance	Percentage
>80.00 or Not Available*	Score Unavailable	$0	0.00
	499 and below	$0	0.00
	500 - 539	$1,141,449	0.00
	540 - 559	$1,343,148	0.00
	560 - 579	$716,480	0.00
	580 - 599	$419,992	0.00
	600 - 619	$611,855	0.00
	620 - 639	$1,398,806	0.00
	640 - 659	$3,622,306	0.01
	660 - 679	$4,558,236	0.01
	680 - 699	$4,021,202	0.01
	700 - 719	$3,655,482	0.01
	720 - 739	$2,721,067	0.01
	740 - 759	$3,520,136	0.01
	760 - 779	$2,214,058	0.01
	780 - 799	$1,223,710	0.00
	800 and above	$5,248,624	0.02
Total		$36,416,553	0.11

Grand Total		$34,625,810,232	100.00

* A mortgage for which no current appraisal value is available as at the Calculation Date is classified as "Not Available" and reported within the ">80.00 or Not Available" Current LTV category.

RBC Covered Bond Programme	Monthly Investor Report - March 31, 2014	Page 20 of 20